Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Global Real Estate Securities Fund
Goldman Sachs Global Real Estate Securities Fund—Summary
Investment Objective
The Goldman Sachs Global Real Estate Securities Fund (the “Fund”) seeks total return comprised of long-term growth of capital and dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 44 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 48 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 84 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-129 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Class A, C, Inst, Inv, R, R6 T Shares - Goldman Sachs Global Real Estate Securities Fund		Class A	Class C	Institutional	Investor	Class R	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Class A, C, Inst, Inv, R, R6 T Shares - Goldman Sachs Global Real Estate Securities Fund		Class A	Class C	Institutional	Investor	Class R	Class R6	Class T
Management Fees	[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none	0.50%	none	0.25%
Other Expenses	[2]	0.33%	0.58%	0.19%	0.33%	0.33%	0.18%	0.33%
Service Fees		none	0.25%	none	none	none	none	none
All Other Expenses		0.33%	0.33%	0.19%	0.33%	0.33%	0.18%	0.33%
Total Annual Fund Operating Expenses		1.51%	2.26%	1.12%	1.26%	1.76%	1.11%	1.51%
Expense Limitation	[3]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses	[4]	1.36%	2.11%	0.97%	1.11%	1.61%	0.96%	1.36%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Other Expenses” for Class A, Class C, Investor, Class R and Class R6 Shares have been restated and the “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least April 30, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Class A, C, Inst, Inv, R, R6 T Shares - Goldman Sachs Global Real Estate Securities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	681	988	1,316	2,242
Class C Shares	314	692	1,197	2,585
Institutional Shares	99	342	603	1,352
Investor Shares	113	385	678	1,511
Class R Shares	164	540	941	2,063
Class R6 Shares	98	339	598	1,340
Class T Shares	385	701	1,040	1,996

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Global Real Estate Securities Fund | Class C Shares | USD ($)	214	692	1,197	2,585

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the period ended December 31, 2017 was 58% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry (“real estate industry companies”) within and outside the United States. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. Real estate industry companies may include real estate investment trusts (“REITs”), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.

The Fund’s investment strategy is based on the premise that property market fundamentals are the primary determinant of growth, underlying the success of companies in the real estate industry. The Investment Adviser focuses on companies that can achieve sustainable growth in cash flow and dividend paying capability over time. The Investment Adviser attempts to purchase securities so that its underlying portfolio will be varied geographically and by property type.

The Fund will invest in securities of real estate industry companies that are economically tied to at least three countries, including the United States. Although the Fund will invest, under normal circumstances, primarily in securities of real estate industry companies that are economically tied to the United States, Japan, the United Kingdom, Australia, Hong Kong, Singapore, Canada and Continental Europe, the Fund may invest in securities of real estate industry companies that are economically tied to countries with emerging markets or economies (“emerging countries”), including Central American, South American, African, Middle Eastern, and certain Asian and Eastern European countries.

The Fund may invest without restriction as to issuer capitalization, currency, maturity or credit rating. A portion of the Fund’s securities are denominated in foreign currencies and held outside the United States.

The Fund may also invest up to 20% of its Net Assets (measured at the time of purchase) in issuers that are not real estate industry companies, or fixed income investments, such as government, corporate and bank debt obligations.

The Fund concentrates its investments in securities of issuers in the real estate industry.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

The Fund’s benchmark index is the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged).
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If the Fund focuses its investments in securities of issuers located in a particular country or region, the Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk.  The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Real Estate Industry Risk.  Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REIT Risk. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. Effective February 23, 2018, the Fund’s benchmark was changed from the FTSE EPRA/NAREIT Developed Index (Gross, USD, Unhedged) to the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged). The Investment Adviser believes that the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) is a more appropriate index to more accurately reflect the impact of international withholding taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

Best Quarter Q1 ‘16 +4.04% Worst Quarter Q4 ‘16 –6.13%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
Average Annual Total Returns - Class A, C, Inst, Inv, R, R6 T Shares - Goldman Sachs Global Real Estate Securities Fund		1 Year	Since Inception	Inception Date
Class A Shares		2.58%	3.87%	Aug. 31, 2015
Class A Shares | Returns After Taxes on Distributions		1.50%	2.36%	Aug. 31, 2015
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		1.44%	2.28%	Aug. 31, 2015
Class A Shares | FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)		10.55%	8.68%	Aug. 31, 2015
Class A Shares | FTSE EPRA/NAREIT Developed Index (Gross, USD, Unhedged; reflects no deduction for fees or expenses)		11.42%	9.49%	Aug. 31, 2015
Class C Shares		6.70%	5.63%	Aug. 31, 2015
Class C Shares | FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)		10.55%	8.68%	Aug. 31, 2015
Class C Shares | FTSE EPRA/NAREIT Developed Index (Gross, USD, Unhedged; reflects no deduction for fees or expenses)		11.42%	9.49%	Aug. 31, 2015
Institutional Shares		8.96%	6.86%	Aug. 31, 2015
Institutional Shares | FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)		10.55%	8.68%	Aug. 31, 2015
Institutional Shares | FTSE EPRA/NAREIT Developed Index (Gross, USD, Unhedged; reflects no deduction for fees or expenses)		11.42%	9.49%	Aug. 31, 2015
Investor Shares		8.80%	6.67%	Aug. 31, 2015
Investor Shares | FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)		10.55%	8.68%	Aug. 31, 2015
Investor Shares | FTSE EPRA/NAREIT Developed Index (Gross, USD, Unhedged; reflects no deduction for fees or expenses)		11.42%	9.49%	Aug. 31, 2015
Class R Shares		8.26%	6.17%	Aug. 31, 2015
Class R Shares | FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)		10.55%	8.68%	Aug. 31, 2015
Class R Shares | FTSE EPRA/NAREIT Developed Index (Gross, USD, Unhedged; reflects no deduction for fees or expenses)		11.42%	9.49%	Aug. 31, 2015
Class R6 Shares		8.97%	6.87%	Aug. 31, 2015
Class R6 Shares | FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)		10.55%	8.68%	Aug. 31, 2015
Class R6 Shares | FTSE EPRA/NAREIT Developed Index (Gross, USD, Unhedged; reflects no deduction for fees or expenses)		11.42%	9.49%	Aug. 31, 2015
Class T Shares	[1]	2.58%	3.87%
Class T Shares | FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	[1]	10.55%	8.68%
Class T Shares | FTSE EPRA/NAREIT Developed Index (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	[1]	11.42%	9.49%
[1]	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of Class T Shares shown in the table above is that of Class A Shares, including since inception performance as of Class A Shares' inception date. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor, Class R6 and Class T Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.